Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2025	2024
Raw material	$804,508	$920,418
Work-in-process	304,287	187,755
Goods in transit	924,709	192,376
Finished goods	11,800,752	14,583,290
Inventories, gross	13,834,256	15,883,839
Inventory valuation allowance	(2,021,516)	(1,352,998)
Inventories, net	$11,812,740	$14,530,841

Schedule of Inventory Valuation Allowance

The changes in inventory valuation allowance are as follows:

	For the Years Ended December 31,
	2025	2024
Balance at the beginning of the year	$1,352,998	$900,142
Additions	638,145	494,204
Exchange rate difference	30,373	(41,348)
Balance at the end of the year	$2,021,516	$1,352,998